EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Reality Shares DIVS ETF, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 16, 2014 (SEC Accession No. 0001193125-14-442922), in interactive data format.